Note 32 - Transition Period Comparative Information (Unaudited)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Condensed Financial Statements [Text Block]
32.	Transition period comparative information (unaudited)

The condensed consolidated statement of operations for the
three
months ended
June 30, 2018
is as follows:

(US dollars in thousands)	Three Months Ended June 30 2018 (unaudited )
Revenue from contracts with customers	9,111
Costs of sales	(7,446)
Gross profit	1,665
General and administrative expenses	(2,079)
Loss on sale of assets	(4)
Depreciation and amortization	(411)
Operating profit/ (loss)	(829)
Restructuring costs	(40)
Finance expense - net	(842)
Profit/ ( l oss) before income tax	(1,711)
Income tax	12
Loss for the period	(1,699)

The condensed consolidated statement of cash flow for the
three
months ended
June 30, 2018
is as follows:

(US dollars in thousands)	Three Months Ended June 30 2018 (unaudited )
Cash flows from operating activities
Loss for the period	(1,699)
Income tax	(12)
Finance expense - net	842
Depreciation and amortization	411
Loss on sale of assets	4
Increase in non-cash working capital	379
Net cash used in operating activities	(75)

Net cash from/(used in) investing activities	-

Cash flows from financing activities
Repayment of related party loans	(770)
Finance lease repayments	(113)
Finance agreements proceeds	3,761
Finance agreements repayments	(2,000)
Finance expense – net	(842)
Cash flows from financing activities	36

Net decrease in cash and cash equivalents	(39)
Cash and cash equivalents at beginning of period	1,939
Cash and cash equivalents at end of period	1,900